STOCKHOLDERS’ EQUITY (Details Narrative) - Ocean Partners Y.O.D Ltd [Member] - $ / shares	Sep. 28, 2020	Sep. 07, 2020	Aug. 19, 2020
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired		92.50%	7.50%
Issuance of units consisting of shares of Common stock and warrants upon acquisition of subsidiary, shares	1,254,498
Warrants issued	1,254,498
Exercise price of warrants	$ 1.00